Interest, advances, promissory notes payable and loan payable (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes payable	$ 4,179,458	$ 3,091,966
Interest At 1% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	720,619	720,619
Interest At 1.25% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	51,347	51,347
Interest At U.S. Bank Prime Rate Plus 1% [Member]
Short-Term Debt [Line Items]
Notes payable	100,000	100,000
Interest At 0.5% Per Month [Member]
Short-Term Debt [Line Items]
Notes payable	695,000	695,000
KWC [Member]
Short-Term Debt [Line Items]
Notes payable	1,087,492
Interest Promissory 1% [Member]
Short-Term Debt [Line Items]
Notes payable	$ 1,525,000	$ 1,525,000